Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.3%
Debt Funds - 28.9%
iShares iBoxx $ High Yield Corporate Bond ETF	112,631	$8,885,460
iShares iBoxx $ Investment Grade Corporate Bond ETF	113,925	12,382,508
iShares MBS ETF	191,623	17,970,405
iShares Short Treasury Bond ETF	12,500	1,380,750
Total Debt Funds		40,619,123
Equity Funds - 44.4%
iShares Core Dividend Growth ETF	33,136	2,047,142
iShares Core MSCI EAFE ETF	44,278	3,349,631
iShares Core S&P 500 ETF	4,749	2,668,463
iShares Core S&P U.S. Growth ETF	66,752	8,482,844
iShares Global Financials ETF	27,174	2,799,465
iShares Global Healthcare ETF	38,044	3,469,613
iShares Global Tech ETF	51,323	3,887,204
iShares MSCI Eurozone ETF	62,295	3,317,209
iShares MSCI Global Min Vol Factor ETF	30,923	3,598,510
iShares MSCI USA Min Vol Factor ETF	22,568	2,113,719
iShares MSCI USA Quality Factor ETF	86,200	14,730,718
iShares MSCI USA Value Factor ETF	19,200	2,047,680
iShares U.S. Consumer Discretionary ETF	44,289	3,911,826
iShares U.S. Financial Services ETF	42,570	3,343,873
iShares U.S. Industrials ETF	20,746	2,700,714
Total Equity Funds		62,468,611
Total Exchange Traded Funds
(Cost - $92,490,616)		103,087,734
Variable Insurance Trusts - 22.3%
Asset Allocation Fund - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $28,207,420)*	1,897,152	31,265,060
Short-Term Investments - 4.3%
Money Market Funds - 4.3%
Dreyfus Government Cash Management, 4.23%(a)	5,544,741	5,544,741
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(a)	536,089	536,089
Total Short-Term Investments (Cost - $6,080,830)		6,080,830
Total Investments - 99.9%
(Cost - $126,778,866)		$140,433,624
Other Assets Less Liabilities - Net 0.1%		155,403
Total Net Assets - 100.0%		$140,589,027

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Index Future	Goldman Sachs & Co.	3	6/20/2025	$304,065	$5,123
MSCI EAFE Future	Goldman Sachs & Co.	12	6/20/2025	1,449,780	47,400
MSCI Emerging Market Index Future	Goldman Sachs & Co.	5	6/20/2025	277,700	9,670
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/20/2025	388,790	9,556
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	6/20/2025	4,805,262	25,790
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	4	6/20/2025	1,175,440	4,835

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$102,374